Debt - Schedule of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 28, 2014	Dec. 28, 2013	Dec. 29, 2012
Debt Instrument [Line Items]
Revolver	$ 65,000	$ 26,000
Long-term debt:
Long-term debt, total	942,510	662,987
Current portion of long-term debt	4,220	4,220	4,000
Long-term debt	938,290	658,767	635,843
Total		662,987	639,843
Senior Secured Credit Facility [Member]
Long-term debt:
Long-term debt, total		417,016	394,540
Credit Facility [Member]
Long-term debt:
Long-term debt, total	415,191	417,016
Senior Notes [Member]
Long-term debt:
Long-term debt, total	$ 527,319	$ 245,971	$ 245,303